Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	$ 246,060,428	$ 202,206,953
Total Plan investments	246,060,428	202,206,953
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	246,060,428	200,072,434
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	1,693,313	2,134,519
Money market fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	1,693,313
Money market fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	1,693,313
Money market fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	0
Money market fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	0
Money market fund | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:		2,134,519
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	215,642,201	179,885,326
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	215,642,201	179,885,326
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	215,642,201	179,885,326
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	0	0
FirstCash Holdings, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	28,724,914	20,187,108
FirstCash Holdings, Inc. common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	28,724,914	20,187,108
FirstCash Holdings, Inc. common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	28,724,914	20,187,108
FirstCash Holdings, Inc. common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	0	0
FirstCash Holdings, Inc. common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	$ 0	$ 0